THE CHAPMAN FUNDS, INC.
--------------------------------------------------------------------------------










                                     [GRAPHIC]

                                  DEM EQUITY FUND
                 A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY



                                 SEMI ANNUAL REPORT
                                  APRIL  30, 1998










--------------------------------------------------------------------------------

                           A MESSAGE TO OUR SHAREHOLDERS


Dear Fellow Shareholders,

     We extend a warm welcome to our shareholders with our first performance report, covering the period of Fund inception, on April 8, 1998, through April 30, 1998. During the six-month period ended April 30, we saw a phenomenal year-end market performance for 1997, in spite of the October Asian crisis. Continued economic growth under low inflation and low unemployment occurred during the first quarter of 1998 with particular strength in technology stocks. The second quarter, including the first month of your fund's performance, saw new April highs in all the major indices, with the Dow Jones Industrial Average crossing both 9000 and 9100 for the first time. Small capitalization technology stocks were particularly strong in April, beneficially impacting your Fund's performance.


                                      [GRAPH]

     *PERFORMANCE FIGURES ARE HISTORICAL AND DO NOT REPRESENT FUTURE RESULTS.


     The DEM Equity Fund had a gain of 2.6% from inception to April 30, compared to a comparable period gain of 2.2% for the Russell 2000 Growth Index, your Fund's benchmark. As we stated in our investment objectives, the Fund seeks aggressive long-term growth through capital appreciation through investment in the Domestic Emerging Markets market segment that it believes is positioned for growth. We have initially positioned the portfolio in 36 DEM companies, with the heaviest weightings in technology (29%), Consumer Discretionary (24%), and Financial Services (12%). This exceeds the benchmark weightings, and further benefited your Fund performance due to high sector returns realized during April in those areas. Heavier Fund weightings in the Auto & Transportation (4%) sector also benefited from strong performance for the period. This was evident in your Fund's top performing stocks for the month which included Yurie Systems, Solectron, Supreme International, R&G Financial Corporation, Bank Popular and Atlas Air. We will reduce our 17% cash position as we believe market conditions support its equity investment. With the increasing intensity of currency and banking crises in Asia, we will limit our exposure to companies subject to reduced Asian demand and intense price competition, and emphasize those demonstrating strong management, strong fundamentals, and a strategic response to global market developments.

                                 PORTFOLIO WEIGHTINGS

                                       [CHART]

                         Cash                     17%
                         Financial Services       12%
                         Technology               29%
                         Consumer Discretionary   24%
                         Health Care               6%
                         Producer Durable          5%
                         Auto & Transport          4%
                         Other                     3%


     We believe that while the economy is currently strong with low interest rates, low inflation, and strong economic growth, it remains vulnerable to unpredictable global impacts that can affect investor sentiment and, therefore, market valuations. The important consideration is to diversify your investments through both the regular timing of your investments and the choice of a mutual fund investment. These two approaches will average the cost of your investment across high and low markets and diversify the risk across many different companies. Taking a long-term view of your portfolio should support you through the inevitable up and down cycles of the market and help you to benefit from the superior total return which the stock market has historically provided over other investments.

     We thank you for your confidence and the opportunity to earn your business.


Respectfully submitted,

/s/ Nathan A Chapman, Jr.

Nathan A. Chapman, Jr.
President

                                  DEM EQUITY FUND
                                PORTFOLIO HIGHLIGHTS



                             TOP TEN PORTFOLIO HOLDINGS*
                                       4/30/98

 Solectron Corporation                                        5.18
 Lattice Semiconductor Corp.                                  4.45
 The Warnaco Group, Class A                                   4.12
 Popular, Inc.                                                4.11
 Atlas Air, Inc.                                              3.80
 Computer Associates International, Inc.                      3.42
 Yurie Systems, Inc.                                          3.39
 Ethan Allen Interiors, Inc.                                  2.98
 Supreme International Corp.                                  2.89
 MasTec, Inc.                                                 2.61


               *AS A PERCENTAGE OF OF THE PORTFOLIO'S TOTAL NET ASSETS




                              PORTFOLIO TOP PERFORMERS*
                               (% GAIN ON INVESTMENTS)

 Yurie Systems, Inc.                                          35.0
 Atlas Air, Inc                                               22.1
 R&G Financial Corp., Class B                                 15.9
 Supreme International Corp.                                  14.2
 Popular, Inc.                                                14.2

 *PERCENTAGE INCREASE IN MARKET VALUE OF INVESTMENTS FROM INCEPTION ON APRIL 8, 1998. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL VARY, AND YOU MAY HAVE A LOSS
                             WHEN YOU SELL SHARES.

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Statement of Net Assets - April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                   Market Value
   Shares                                                            (Note 2)
-----------                                                        -------------
             COMMON STOCK - 82.9%

             APPAREL - 2.9%
     18,500  Supreme International Corporation                    $      296,000
                                                                   -------------
             BANKS - 5.1%
      3,000  Hamilton Bancorp, Inc.                                      100,500
      6,000  Popular, Inc.                                               421,500
                                                                   -------------
                                                                         522,000
                                                                   -------------
             COMMUNICATIONS - 5.7%
     10,000  MasTec, Inc.                                                267,500
      4,000  Premisys Communications, Inc.                               116,750
      8,000  Startec Global Communications Corporation                   204,000
                                                                   -------------
                                                                         588,250
                                                                   -------------
             COMPUTERS - 2.1%
      9,000  Smart Modular Technologies, Inc.                            222,187
                                                                   -------------

             CONSUMER PRODUCTS - 2.4%
      8,000  Movado Group, Inc.                                          243,500
                                                                   -------------

             FINANCIAL SERVICES - 6.6%
      7,000  Doral Financial Corporation                                 245,875
      4,000  Oriental Financial Group Inc.                               166,500
      4,000  R&G Financial Corp., Class B                                164,000
      9,000  Ugly Duckling Corporation                                   100,125
                                                                   -------------
                                                                         676,500
                                                                   -------------

             FURNITURE - 3.0%
      6,000  Ethan Allen Interiors, Inc.                                 305,625
                                                                   -------------

             HEALTH CARE - 2.4%
      6,000  Pediatrix Medical Group                                     253,125
                                                                   -------------

             MEDIA/ PUBLISHING - 1.9%
     5,000   Univision Communications Inc.                               191,563
                                                                   -------------

             PHARMACEUTICAL - 3.8%
      6,000  Theragenics Corporation                                     171,000
      5,000  Watson Pharmaceuticals, Inc.                                215,313
                                                                   -------------
                                                                         386,313
                                                                   -------------

             RETAILERS - 6.8%
     10,000  CHS Electronics, Inc.                                       250,500
      7,000  PC Connection, Inc.                                         195,188
      7,000  Wet Seal, Inc., Class A                                     248,625
                                                                   -------------
                                                                         694,313
                                                                   -------------



--------------------------------------------------------------------------------
See Notes to Financial Statements

THE CHAPMAN FUNDS, INC.
DEM  EQUITY FUND
Statement of Net Assets - April 30, 1998 (Unaudited)

                                                                   Market Value
   Shares                                                            (Note 2)
-----------                                                        ------------
             COMMON STOCK  - CONCLUDED

             SOFTWARE & TECHNOLOGY SERVICE - 18.42%
      3,000  Advent Software, Inc.                                $     127,875
      5,000  Autodesk, Inc.                                             235,000
     10,000  Broadvision, Inc.                                          185,000
      5,000  Complete Business Solutions, Inc.                          170,937
      6,000  Computer Associated International, Inc.                    351,375
      2,000  I2 Technologies, Inc.                                      200,250
      5,000  Intelligroup, Inc.                                         153,750
     12,000  Open Market, Inc.                                          226,500
      5,000  Quickresponse Services, Inc.                               235,000
                                                                   -------------
                                                                      1,885,687
                                                                   -------------
             TECHNOLOGY - 13.9%
     10,000  Lattice Semiconductor Corp.                                456,250
      2,500  LCC International                                           51,938
      5,000  OAO Technology Solutions, Inc.                              41,562
     12,000  Solectron Corporation                                      531,750
     10,000  Yurie Systems, Inc.                                        347,500
                                                                   -------------
                                                                      1,429,001
                                                                   -------------
             TEXTILES - 4.1%
     10,000  The Warnaco Group, Inc., Class A                           422,500
                                                                   -------------

             TRANSPORTATION - 3.8%
     10,000  Atlas Air, Inc.                                            390,000
                                                                   -------------

             Total Common Stock (Cost $8,225,671) - 82.9%         $   8,506,563
                                                                   -------------

             Total Investments in Securities - 82.9%                  8,506,563
             Other Assets Less Liabilities - 17.1%                    1,751,574
                                                                   -------------
             Net Assets - 100%                                    $  10,258,137
                                                                   -------------
                                                                   -------------

             Net Asset Value and Redemption Price Per:
                  Institutional Shares
                  ($10,256,480 / 699,791 shares
                    outstanding)                                  $       14.66
                                                                   -------------
                                                                   -------------

                  Investor Shares
                  ($1,657 / 113 shares outstanding)               $       14.66
                                                                   -------------
                                                                   -------------

             Maximum Offering Price Per Investor Shares:
                  Net asset value                                 $       14.66
                  Sales Charge (4.75% of offering price)                    .73
                                                                   -------------

                  Maximum offering price                          $       15.39
                                                                   -------------
                                                                   -------------


--------------------------------------------------------------------------------
See Notes to Financial Statements

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Statement of  Assets And Liabilities - April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

             ASSETS:
             Investments in securities (Cost $8,225,671)          $    8,506,563
             Cash                                                      2,448,589
             Defferred Organization Costs                                 40,000
             Dividend receivable                                             130
                                                                   -------------
                  Total assets                                        10,995,282
                                                                   -------------

             LIABILITIES:
             Payable for securities purchased                            672,588
             Payable due to adviser                                       40,000
             Accrued expenses                                             24,557
                                                                   -------------
                  Total liabilities                                      737,145
                                                                   -------------

             NET ASSETS                                           $   10,258,137
                                                                   -------------
                                                                   -------------

             NET ASSETS CONSIST OF:
             Paid-in capital:
                  Institutional Shares                            $   10,000,014
                  Investor Shares                                          1,658
             Undistributed net investment (loss)                         (24,427)
             Net unrealized appreciation  on investments                 280,892
                                                                   -------------
                                                                  $   10,258,137
                                                                   -------------
                                                                   -------------



--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Statement of Operations - For the period April 8, 1998(1) through April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

      INVESTMENT INCOME:
           Dividends                                              $         130
                                                                   -------------

      EXPENSES:
           Management and administrative fees (Note 3)                    6,440
           Custodian fees                                                 4,750
           Fund accounting fees                                           2,917
           Legal  fees                                                    2,500
           Audit fees                                                     1,583
           Distribution fees (Note 3)                                     1,533
           Transfer and dividend disbursing agent's fees                  1,500
           (Note 3)
           Registration fees                                              1,250
           Director's fees                                                1,167
           Other                                                            917
                                                                   -------------
                 Total expenses                                          24,557
                                                                   -------------
           Net investment loss                                         (24,427)
                                                                   -------------

      REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
           Net unrealized appreciation on investments                   280,892
                                                                   -------------

      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $     256,465
                                                                   -------------
                                                                   -------------



--------------------------------------------------------------------------------
(1) Commencement of operations
See Notes to Financial Statements.

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Statement Of Changes In Net Assets - For the period April 8, 1998(1) through April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

 INCREASE/(DECREASE) IN NET ASSETS:
 OPERATIONS:
      Net investment loss                                         $     (24,427)
      Net unrealized appreciation on investments                        280,892
                                                                   -------------
      Increase in net assets frrm operations                            256,465
                                                                   -------------

 CAPITAL SHARE TRANSACTIONS: (NOTE - 4)
      Shares sold
           Institutional Shares                                      10,000,014
           Investor Shares                                                1,658
                                                                   -------------
      Increase in net assets from capital share transactions         10,001,672
                                                                   -------------

      Total increase in net assets                                   10,258,137
                                                                   -------------

 NET ASSETS:
      Beginning of period                                                   ---
                                                                   -------------
      End of period                                               $  10,258,137
                                                                   -------------
                                                                   -------------



--------------------------------------------------------------------------------
(1) Commencement of operations.
See Notes to Financial Statements.

THE CHAPMAN FUND, INC.
DEM EQUITY FUND - INSTITUTIONAL SHARES
Financial Highlights
--------------------------------------------------------------------------------
THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE SINCE APRIL 8, 1998, THE DATE ON WHICH THE FUND COMMENCED OPERATIONS. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURN IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS NOT BEEN AUDITED. IT SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                                              (1)
                                                                   April 8,1998
                                                                      through
                                                                  April 30, 1998
                                                                   -------------
 PER SHARE OPERATING PERFORMANCE:
      Net asset value,  beginning of period                       $       14.29
                                                                   -------------

 INCOME FROM  INVESTMENT OPERATIONS:
      Net investment loss                                                  (.03)
      Net unrealized gains                                                  .40
                                                                   -------------
      Total from investment operations                                      .37
                                                                   -------------

 INCOME FROM DISTRIBUTIONS:
      From  net investment income                                            -0-
      From net realized gains                                                -0-
                                                                   -------------
      Total from distributions                                               -0-
                                                                   -------------

      Net asset value, end of period                              $       14.66
                                                                   -------------
                                                                   -------------

         TOTAL RETURN (2)                                                  2.59%

 RATIOS TO AVERAGE NET ASSETS: (3)
      Expenses                                                             4.00%
      Net investment loss                                                 (3.98)%

 SUPPLEMENTAL DATA:
      Net Assets, end of period (000 omitted)                     $      10,256
      Portfolio turnover rate                                                 0%



--------------------------------------------------------------------------------
(1) Commencement of operations.
(2) Total Return excludes the effect of sales load.
(3) Ratios have been annualized.
See notes to financial statements.

THE CHAPMAN FUND, INC.
DEM EQUITY FUND - INVESTOR SHARES
Financial Highlights
--------------------------------------------------------------------------------
THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE SINCE APRIL 8, 1998, THE DATE ON WHICH THE FUND COMMENCED OPERATIONS. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURN IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS NOT BEEN AUDITED. IT SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                                              (1)
                                                                   April 8,1998
                                                                      through
                                                                  April 30, 1998
                                                                   -------------
 PER SHARE OPERATING PERFORMANCE:
      Net asset value,  beginning of period                       $       14.29
                                                                   -------------

 INCOME FROM  INVESTMENT OPERATIONS:
      Net investment loss                                                  (.03)
      Net unrealized gains                                                  .40
                                                                   -------------
      Total from investment operations                                      .37
                                                                   -------------

 INCOME FROM DISTRIBUTIONS:
      From  net investment income                                            -0-
      From net realized gains                                                -0-
                                                                   -------------
      Total from distributions                                               -0-
                                                                   -------------

      Net asset value, end of period                              $       14.66
                                                                   -------------
                                                                   -------------

 TOTAL RETURN (2)                                                          2.59%

 RATIOS TO AVERAGE NET ASSETS: (3)
      Expenses                                                             4.25%
      Net investment loss                                                 (4.25)%

 SUPPLEMENTAL DATA:
      Net Assets, end of year (000 omitted)                       $           2
      Portfolio turnover rate                                                 0%



--------------------------------------------------------------------------------
(1) Date on which the Fund commenced operations.
(2) Total Return excludes the effect of sales load.
(3) Ratios have been annualized.
See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Notes To Financial Statements
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - GENERAL

The DEM Equity Fund (the "Fund") is a series of The Chapman Funds, Inc., a diversified open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund is a non-diversified portfolio that seeks aggressive long-term growth through capital appreciation from investments in companies that are controlled by African Americans, Asian Americans, Hispanic/Latino Americans or women ("DEM Companies"). The Fund, which commenced operations on April 8, 1998, offers two classes of shares, Institutional Shares and Investor Shares, which both commenced operations on April 8, 1998. The Institutional Shares are sold without a sales load, and the Investor Shares have a 4.75% front-end sales load. The following is a summary of significant accounting policies followed by the Fund.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

Security Valuation - Portfolio securities primarily traded on an exchange are valued at the last quoted sales price for that day. Securities traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. If bid and asked quotations are not available, then over-the-counter securities are valued through valuations obtained from an independent pricing service or as determined in good faith by the Board of Directors. Investments in short-term securities having a maturity of 60 days or less are valued at amortized cost.

Repurchase Agreements - The Fund may enter into repurchase agreements with securities dealers or member banks of the Federal Reserve System. A repurchase agreement is a short-term investment in which the fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date. The Fund's custodial bank holds the collateral until the agreement matures. The collateral is monitored to ensure that it's market value, including accrued interest, is sufficient if the dealer defaults. In the event of default, the Fund might be delayed in, or prevented from, selling the collateral for it's benefit.

Federal Income Taxes - No provision for federal income taxes has been made since the Fund intends to continue to qualify as a Regulated Investment Company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income.

Deferred Organization Costs - These costs represent expenses incurred in connection with the Fund's organization and will be amortized on a straight line basis over a five year period.


Securities Transactions, Investment Income, Distributions, and Other - The Fund accounts for security transactions on a trade date basis. Realized gains and losses on sales of securities are determined using the specific identification method for both financial and income tax reporting purposes. Interest income and expenses are recorded on an accrual basis. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.
Actual results could differ from those estimates.


NOTE 3 - INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

Chapman Capital Management, Inc. ("CCM"), a wholly-owned direct subsidiary of Chapman Capital Management Holdings, Inc., is the investment adviser for the Fund. The Fund pays CCM an advisory fee at an annual rate of .9 of 1% of the Fund's average weekly net assets during the preceding month payable monthly in arrears, and an administration fee of .15 of 1% of the Fund's average weekly net assets during the preceding month payable monthly in arrears. For the period April 8, 1998 to April 30, 1998, the Fund expensed $6,440 for advisory and administrative services.

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Notes To Financial Statements - Concluded
April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

First Data Investor Services Group ("First Data") serves as the Funds Transfer and Dividend Paying Agent (the "Transfer Agent") and Accounting Agent pursuant to an Investment Company Services Agreement. As compensation for transfer agent services, the Fund pays First Data an account fee plus an additional class fee. As compensation for its accounting services, the Fund pays First Data a fee based on its average monthly net assets plus an additional class fee. For the period April 8, 1998 through April 30, 1998, the Fund expensed $1,500 and $2,917 for transfer agent and accounting services, respectively.

For the period ended April 30, 1998, The Chapman Company, an affiliate of The Adviser, earned commissions on sales of Investor Shares of $13,075.

Pursuant to Rule 12b-1 under the 1940 Act, the Distributor receives a fee under the Investor Shares Distribution Plan for stockholder service and distribution services at an annual rate of .75% (up to .25% service fee and .50% distribution fee) of the average daily net assets of the Fund attributable to the Investor Shares. The Distributor has voluntarily limited such fee during the first fiscal year of the Fund to an aggregate of .50% of average daily net assets (up to .25% service fee and .25% distribution fee). These voluntary limits are not contractual and could change. The Distributor also receives a fee under the Institutional Shares Distribution Plan for stockholder administrative and distribution services at an annual rate of .25% of the average daily net assets of the Fund attributable to the Institutional Shares. For the period April 8, 1998 to April 30, 1998, the Fund expensed $1,533 for distribution and administrative services for the Institutional Shares and Investor Shares.

NOTE 4 - CAPITAL SHARE TRANSACTIONS

The Chapman Funds, Inc. is authorized to issue 10 billion full and fractional shares of common stock, par value $.001 per share, of which 1 billion shares are designated as DEM Equity Institutional Shares, and 1 billion are shares are designated as DEM Equity Investor Shares. Transactions in shares of the respective classes were as follows:

                                                          For the Period
                                                         April 8, 1998 (1)
                                                              through
                                                          April 30, 1998
                                                  ----------------------------
                                                  Institutional       Investor
                                                      Shares           Shares
                                                  ----------------------------
 Shares sold                                         699,791             113
 Shares issued as reinvestment of dividends              ---             ---
 Shares redeemed                                         ---             ---
                                                  ----------------------------
 Net increase in shares outstanding                  699,791             113
                                                  ----------------------------
                                                  ----------------------------

NOTE 5 - INVESTMENT TRANSACTIONS

Excluding short-term obligations, purchases of investment securities aggregated $8,225,671 during the period April 8, 1998 through April 30, 1998. There were no sales during the same period.


The following balances are as of April 30, 1998:

                        Cost for      Tax Basis       Tax Basis       Tax Basis
                         Federal        (Net)          (Gross)         (Gross)
                       Income Tax     Unrealized      Unrealized      Unrealized
                        Purposes     Appreciation    Appreciation    Depreciation
                      -----------------------------------------------------------
 DEM Equity Fund      $8,225,671       $280,892        $529,402         $248,510



-----------------------------------
(1) Commencement of operations.

THE CHAPMAN FUNDS, INC.
--------------------------------------------------------------------------------














                                     [GRAPHIC]

                              U.S. TREASURY MONEY FUND


                                SEMI  ANNUAL REPORT
                                  APRIL  30, 1998












--------------------------------------------------------------------------------

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Schedule Of Investments - April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
(Showing Percentage of Total Value of Net Assets)



          Principal                                                   Value
           Amount                                                    (Note B)
       ------------                                               -------------
                             U.S. GOVERNMENT - 52.1%
      $  21,000,000  U.S. Treasury Bills 4.700%, Due 05/07/98    $   20,983,550
          2,000,000  U.S. Treasury Bills 5.220%, Due 05/28/98         1,992,170
             30,000  U.S. Treasury Bills 4.975%, Due 02/04/99            28,844
                                                                  -------------
                                                                     23,004,564
                                                                  -------------


                         REPURCHASE AGREEMENTS - 48.4%

     11,357,000 Societe Generale, dated 04/30/98, 5.46%
                agreement to repurchase at $11,358,722 on
                05/01/98 (collateralized by $10,955,000 U.S.
                Treasury Notes, 6.50%, due 08/15/2005)               11,357,000
     10,000,000 Morgan Stanley, dated 04/30/98, 5.37%
                agreement to repurchase at $10,001,492 on
                05/01/98 (collateralized by $9,360,000 U.S.
                Treasury Notes, 7.500%, due 11/15/2001)              10,000,000
                                                                  -------------
                                                                     21,357,000
                                                                  -------------

                Total Investment (Cost $44,361,564)* - 100.5%        44,361,564
                Other Assets and Liabilities - (0.5%)                 (239,696)
                                                                  -------------

                Net Assets - 100.0%                              $   44,121,868
                                                                  -------------
                                                                  -------------



--------------------------------------------------------------------------------
See Notes to Financial Statements
*Cost for federal income tax purposes

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Statement Of Assets And Liabilities - April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                ASSETS:
                Investments in securities (Including
                repurchase
                     agreements of  $21,357,000) at value
                     (Amortized cost $44,361,564) (Note B)       $   44,361,564
                Cash                                                        104
                Interest receivable                                       3,214
                Prepaid expenses                                          1,437
                                                                  -------------
                Total assets                                         44,366,319
                                                                  -------------


                LIABILITIES:
                Accrued expenses (Note D)                                55,306
                Distribution payable                                    189,145
                                                                  -------------
                Total liabilities                                       244,451
                                                                  -------------

                NET ASSETS                                       $   44,121,868
                                                                  -------------
                                                                  -------------
                (Equivalent to $1.00 per share on 44,121,868
                 shares of common stock outstanding)

                NET ASSETS CONSIST OF:
                Capital stock                                    $       44,122
                Paid-in-capital                                      44,077,746
                                                                  -------------
                Net assets, for 44,121,868 common shares
                outstanding (Note C)                             $   44,121,868
                                                                  -------------
                                                                  -------------

                NET ASSET VALUE PER SHARE                        $         1.00
                                                                  -------------
                                                                  -------------



--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Statement Of Operations  - For the six months ended April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                INVESTMENT INCOME:
                     Interest income (Note B)                    $    1,324,526
                                                                  -------------

                EXPENSES:
                     Management and administrative fees                 143,871
                     (Note D)
                     Custodian fees                                      19,723
                     Legal and auditing fees                             15,944
                     Director's fees (Note E)                            11,282
                     Rating fees                                         10,911
                     Transfer and dividend disbursing agent's fees        9,190
                     (Note D)
                     Insurance fees                                       7,454
                     Other                                               10,662
                                                                  -------------
                           Total expenses before reimbursement          229,037
                                                                  -------------

                     Reimbursement of expenses (Note D)                 (73,177)
                                                                  -------------
                           Net expenses                                 155,860
                                                                  -------------

                     Increase in net assets
                     resulting from operations                   $    1,168,666
                                                                  -------------
                                                                  -------------



--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Statement Of Changes In Net Assets
--------------------------------------------------------------------------------

                                                              ---------------------------------------
                                                                Six months
                                                                   ended            Year ended
                                                              April 30, 1998     October 31, 1997
                                                                (Unaudited)
 INCREASE IN NET ASSETS:
 OPERATIONS:
      Net increase in net assets from  operations             $    1,168,666      $   2,388,115
                                                               -------------      -------------

 DIVIDENDS:
      Dividends paid to shareholders from net investment
      income ($.0239 and $.0470 per share, respectively)
      (Note B)                                                    (1,168,666)        (2,388,115)
                                                               -------------      -------------

 CAPITAL SHARE TRANSACTIONS (AT $1 PER
 SHARE):
      Proceeds from sales of shares                               55,996,749        176,692,845
      Shares issued in reinvestment of dividends from
           net investment income                                     706,368          1,381,641
      Shares redeemed                                            (72,791,359)      (172,992,911)
                                                               -------------      -------------
      Increase in net assets derived
           from capital share transactions                       (16,088,242)         5,081,575
                                                               -------------      -------------

 Total increase in net assets:                                   (16,088,242)         5,081,575

 NET ASSETS:
      Beginning of period                                         60,210,110         55,128,535
                                                               -------------      -------------
      End of period                                           $   44,121,868      $  60,210,110
                                                               -------------      -------------
                                                               -------------      -------------



--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Financial Highlights
--------------------------------------------------------------------------------
THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR THE PAST FIVE YEARS. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS NOT BEEN AUDITED. IT SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.


                                                                         FOR THE YEARS ENDED OCTOBER 31,
                                                   -----------------------------------------------------------------------------
                                     Six months
                                        ended
                                      April 30,
                                        1998
                                     (Unaudited)          1997            1996           1995             1994           1993
                                     -----------        -------          -------        --------         -------         -------
 PER SHARE OPERATING
 PERFORMANCE:
      Net asset value,
      beginning of period             $   1.00         $   1.00         $   1.00       $    1.00        $   1.00        $   1.00
                                       -------          -------          -------        --------         -------         -------

 INCOME FROM
 INVESTMENT OPERATIONS:
      Net investment income             0.0239           0.0470           0.0464          0.0497          0.0294          0.0241

      Net realized and unrealized
           gain (loss)                      -0-              -0-              -0-            -0-              -0-             -0-
                                       -------          -------          -------        --------         -------         -------
      Total from investment
      operations                        0.0239           0.0470           0.0464         0.0497           0.0294          0.0241
                                       -------          -------          -------        --------         -------         -------

 DISTRIBUTIONS:
      From net investment income       (0.0239)         (0.0470)         (0.0464)       (0.0497)         (0.0294)        (0.0241)
      From net realized gains               -0-              -0-              -0-            -0-              -0-             -0-
                                       -------          -------          -------        --------         -------         -------
      Total from distributions         (0.0239)         (0.0470)         (0.0464)       (0.0497)         (0.0294)        (0.0241)
                                       -------          -------          -------        --------         -------         -------
      Net asset value,
      end of period                   $   1.00         $   1.00         $   1.00       $   1.00         $   1.00        $   1.00
                                       -------          -------          -------        --------         -------         -------
                                       -------          -------          -------        --------         -------         -------

 TOTAL RETURN:                            4.84%(2)         4.80%            4.74%          5.09%            3.04%           2.44%

 RATIOS TO AVERAGE NET SSETS:
      Expenses(1)                         0.65%(2)         0.67%            0.75%          0.75%            0.75%           0.75%
      Expenses
      (prior to limitation)               0.96%(2)         0.93%            0.87%          0.97%            1.12%           1.15%
      Net investment income               4.87%            4.72%            4.63%          5.02%            2.94%           2.41%

 SUPPLEMENTAL DATA:
      Net Assets, end of period
      (000 omitted)                   $ 44,122         $ 60,210         $ 55,129       $ 34,371         $ 20,011        $ 23,515



--------------------------------------------------------------------------------
(1) Chapman Capital Management, Inc. , the Fund's investment adviser, has agreed to bear all expenses (excluding income, excise and other taxes and extraordinary expenses) of the Fund in excess of .65% of average daily net assets on an annual basis.
(2)  Annualized

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Notes To Financial Statements - APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

NOTE A - GENERAL

The U.S. Treasury Money Fund (the "Fund") is a series of The Chapman Funds, Inc. (the "Company"), a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Fund seeks to earn as high a level of current income as is consistent with preservation of capital and maintenance of liquidity. The Fund invests solely in short-term direct obligations of the U.S. Government and repurchase agreements collateralized fully by direct obligations of the U.S. Government.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund uses the amortized cost method, which approximates market value, to value portfolio securities pursuant to Rule 2a-7 of the 1940 Act, provided the Fund complies with certain conditions. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization from date of purchase to date of maturity of any discount or premium.

Repurchase Agreements - The Fund's custodian takes possession, through the Federal Book Entry System, of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Distributions to Stockholders - Dividends to shareholders of the Fund are declared daily from net investment income, which consist of accrued interest and earned discount (including both original issue and market discount), less amortization of premium and the accrued expenses applicable to the dividend period.

Federal Income Taxes - Each series of the Company is treated as a separate entity for federal income tax purposes, and each intends to continue to qualify as a Regulated Investment Company under Subchapter M of the Internal Revenue Code and distribute all of its net investment income to its stockholders. Therefore, no provision for income taxes has been made.

Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Interest income is recorded on the accrual basis.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.
Actual results could differ from those estimates.

NOTE C - CAPITAL STOCK

The Chapman Funds, Inc. is authorized to issue 10 billion full and fractional shares of common stock, par value $.001 per share, of which 1 billion shares are designated as U.S. Treasury Money Fund shares.

NOTE D - MANAGEMENT ADVISORY AND ADMINISTRATIVE FEES

Chapman Capital Management, Inc. ("CCM") acts as the investment adviser and administrator for the Fund. The investment advisory and administrative fees are based on the average daily net assets of the Fund computed at annual rates of
 .5% and .1%, respectively. For the six months ended April 30, 1998, these expenses were $143,871.

CCM also serves as Transfer and Dividend Disbursing Agent for the Fund pursuant to a Shareholder Services Agreement. For its services, CCM is compensated $18 per account with a monthly minimum of $1,500 per fund excluding out-of-pocket expenses. For the six months ended April 30, 1998, expenses for these services amounted to $9,190.

CCM has agreed to bear all expenses (excluding income, excise and other taxes and extraordinary expenses) of the Fund in excess of .65% of average daily net assets on an annual basis. Total expenses reimbursed for the six months ended April 30, 1998 were $73,177.

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Notes To Financial Statements - April 30, 1998 (Concluded)
--------------------------------------------------------------------------------

NOTE E - DISTRIBUTION FEES AND RELATED PARTIES

Certain officers and directors of the Fund are "affiliated persons", as defined in the Investment Company Act of 1940, of the Advisor and Sub-Advisor. For the six months ended April 30, 1998, these "affiliated persons" did not receive any compensation from the fund.

Those directors who are not "affiliated persons" (independent directors) receive $1,000 plus certain expenses from the Fund for each Board of Directors meeting they attend. Total expenses paid to directors for the six months ended April 30, 1998 were $11,282.